Joint Venture Investment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 23, 2012	Sep. 23, 2012 Itochu [Member]	Sep. 25, 2011 Itochu [Member]	Sep. 23, 2012 Itochu [Member]	Sep. 25, 2011 Itochu [Member]	Sep. 23, 2012 Tumi-Japan Joint Venture [Member]	Dec. 31, 2011 Tumi-Japan Joint Venture [Member]	Jun. 30, 2003 Tumi-Japan Joint Venture [Member]	Sep. 23, 2012 Additional Ownership Percentage at Year Ten [Member] Tumi-Japan Joint Venture [Member]
Related Party Transaction [Line Items]
Parent contribution	$ 2,122	$ 1,535		$ 2,842							$ 213
Ownership percentage of JV									50.00%	50.00%		66.00%
Undistributed earnings from JV										535
Sales to Itochu	10,404	8,624	6,428		2,575	2,546	7,485	7,047
AR due from Itochu	$ 1,824	$ 936			$ 1,023		$ 1,023